Finance Costs - Summary of Finance Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Interest for lease liabilities	¥ 2,806	¥ 3,052
Interest paid for short-term deposits received (note 37(a))	170	187	¥ 142
Others	20	7	2
Finance costs	¥ 2,996	¥ 3,246	¥ 144